Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Summary of Significant Accounting Policies
Use of Estimates
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Revenue Recognition
The Company recognizes product and service revenue when persuasive evidence of a non-cancelable arrangement exists, products have been shipped and/or services have been rendered, the price is fixed or determinable, collectability is reasonably assured, legal title and economic risk is transferred to the customer and an economic exchange has taken place. Revenues are recorded net of any applicable discounts, contract acquisition payments amortization, accrued incentives and allowances for sales returns. As a result of the accounting required in connection with the MacAndrews Acquisition, deferred revenues at December 31, 2011 represent the fair value of the cost to complete contractual obligations for which funds have already been received. Deferred revenues at December 31, 2012 represent amounts billed to the customer during 2012 in excess of amounts earned as well as the remaining balance of deferred revenues at December 31, 2011 that were not recognized as revenues in 2012.
Revenues for direct response marketing services are recognized from the Company's fixed price direct mail and marketing contracts based on the proportional performance method for specific projects.
For multiple-element software arrangements, total revenue is allocated to each element based on vendor specific objective evidence ("VSOE"), of its fair value represented by the price charged when the elements are sold separately. VSOE must exist for the undelivered elements to allocate the total revenue among all delivered elements and non-essential undelivered elements of the arrangement. When VSOE of fair value has been established for maintenance and professional services but not for software licenses, the residual method is used to allocate revenue to the license portion of multiple element arrangements. VSOE for certain elements of an arrangement is based upon the pricing in comparable transactions when the element is sold separately. VSOE for maintenance is primarily based upon customer renewal history when the services are sold separately. VSOE for professional services is also based upon the price charged when the services are sold separately.
If the undelivered elements of the arrangement are essential to the functionality of the software product(s), revenue is deferred until the essential elements are delivered. If VSOE does not exist for one or more non-essential undelivered elements, revenue is deferred until such evidence does exist for the undelivered elements, or until all elements are delivered, whichever is earlier. If VSOE of all non-essential undelivered elements exist but VSOE does not exist for one or more of the delivered elements, revenue is recognized using the residual method. Under the residual method, the revenue for the undelivered elements is deferred based upon VSOE and the remaining portion of the arrangement fee is recognized as revenue for the delivered elements, assuming all other criteria for revenue recognition have been met. When VSOE does not exist for maintenance and/or non-essential undelivered elements of multiple element arrangements, revenue is deferred until all elements are delivered or VSOE is established for the undelivered elements, whichever is earlier.
For licenses that are hosted (cloud services), revenue is allocated to separate units of accounting based on the hierarchy of VSOE, third-party evidence ("TPE") or relative selling price. VSOE and TPE are not available so the relative selling price is used. Under the relative selling price method the concept of the residual method is eliminated and discounts are allocated across all deliverables in proportion to the best estimated selling price. Separate units of accounting exist if they have standalone value. Standalone value exists if the Company or other vendors sell the same item separately or the customer could resell the item on a standalone basis. Standalone value exists for most individual modules of the Company's hosted licenses because they are sold separately or as a group depending on the needs of customers. For each module, revenue is deferred until related professional services are complete. If standalone value does not exist then revenue for all modules and professional services in an arrangement are deferred until services are complete. Under either scenario, once services are complete, revenue is recognized on a straight-line basis over the remaining term of the contract.
For arrangements that include both licenses and cloud services, each is accounted for under its relevant guidance.
If an acceptance period is required, revenue is recognized upon the earlier of customer acceptance or the expiration of the acceptance period, as defined in the applicable agreement. Each new license includes maintenance, including the right to receive telephone support, "bug fixes" and unspecified upgrades and enhancements, for a specified duration of time, usually one year. Maintenance revenue is recognized ratably over the life of the related maintenance contract. Maintenance contracts on perpetual licenses generally renew annually. Maintenance fees are typically invoiced on an annual basis prior to the anniversary date of the license. Time-based and usage-based licenses include maintenance as a bundled item that is committed for the period of the agreement. Revenue from licensing of software under usage-based contracts is recognized ratably over the term of the agreement or on an actual usage basis.
Non-essential professional services revenue includes fees derived from the delivery of certain training, installation, and consulting services. Revenue from non-essential training, installation, and consulting services is recognized on a time and materials basis or after delivery is complete.
Essential professional services typically involve significant production, modification or customization of the software. Revenue from essential services is combined with license revenue and recognized using either a percentage-of-completion or completed contract basis. Percentage-of-completion recognizes both license and services revenue as the services are performed using an input method based on labor hours. Estimates of efforts to complete a project are used in the percentage-of-completion calculation. Due to the uncertainties inherent in these estimates, actual results could differ from those estimates. Completed contract basis is used either when reliable estimates of effort are not available, or if VSOE does not exist for one or more elements, or if there are substantive customer acceptance provisions. Under this methodology all revenue is deferred until all services are complete, or the acceptance conditions have been met.
Revenue from outsourced data processing services and other transaction processing services is recognized in the month the transactions are processed or the services are rendered.
The contractual terms of software sales do not provide for product returns or allowances. However, on occasion the Company may allow for returns or allowances primarily in the case of a new product release. Provisions for estimated returns and sales allowances are established by the Company concurrently with the recognition of revenue and are based on a variety of factors including actual return and sales allowance history and projected economic conditions.
Service revenues are comprised of revenues derived from software maintenance agreements, software implementation services, software as a service, field maintenance services, direct marketing services, certain contact center services, core processing service bureau deliverables, consulting services, training services, survey services, back office services, toll collection services, staffing services and other services.
Customer Incentives
The Company's Harland Clarke segment has contracts with certain clients that provide both fixed and volume-based incentives. These incentives are recorded as a reduction of revenues to which they apply and as accrued liabilities.
Contract Acquisition Payments
Certain contracts with customers of the Company's Harland Clarke segment involve upfront payments to the customer. These payments are capitalized and amortized on a straight-line basis as a reduction of revenue over the life of the related contract. As part of the accounting required in connection with the MacAndrews Acquisition (see Note 3), unamortized balances were recorded at $0.0 in December 2011 in accordance with applicable accounting guidance. These payments are generally refundable from the customer on a prorated basis if the contract is canceled prior to the contract termination date. When such a termination occurs, the amounts repaid are offset against any unamortized contract acquisition payment balance related to the terminating customer, with any resulting excess reported as an increase in revenue. The Company recorded revenue related to these contract terminations of $2.2, $0.0, $7.5 and $5.8 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively.
Shipping and Handling
Revenue received from shipping and handling fees is reflected in product revenues, net in the accompanying consolidated statements of operations. Costs related to shipping and handling are included in cost of products sold.
Cash and Cash Equivalents
The Company considers all cash on hand, money market funds and other highly liquid debt instruments with a maturity, when purchased, of three months or less to be cash and cash equivalents.
Investments
The Company has investments consisting of corporate equity securities and United States treasury securities which are classified as available-for-sale securities and are stated at fair value with unrealized gains and losses on such investments reflected net of tax, as other comprehensive income (loss). Realized gains and losses on investments are included in other (expense) income, net in the accompanying consolidated statements of operations. The cost of securities sold is based on the specific identification method. The United States treasury securities are classified as current and included in marketable securities in the accompanying consolidated balance sheets. The corporate equity securities are classified as noncurrent and are included in other assets in the accompanying consolidated balance sheets. See Note 14.
The Company also has an investment consisting of corporate equity securities which is accounted for using the equity method. Under the equity method, the original investment is recorded at cost and is adjusted periodically to recognize the Company's share of earnings and losses after the date of the acquisition. Dividends received reduce the basis of the investment. The Company's share of earnings and losses are shown as a separate line item in the accompanying consolidated statements of operations. The corporate equity securities are classified as noncurrent and are included in other assets in the accompanying consolidated balance sheets. See Note 14.
If the market value of an investment declines below its cost, the Company evaluates whether the decline is temporary or other than temporary. The Company considers several factors in determining whether a decline is temporary including the length of time market value has been below cost, the magnitude of the decline, financial prospects of the issuer or business and the Company's intention to hold the security. If a decline in market value of an investment is determined to be other than temporary, a charge to earnings is recorded for the loss and a new cost basis in the investment is established.
Accounts Receivable and Allowance for Doubtful Accounts
Trade accounts receivable are recorded at the invoiced amount and generally do not bear interest. The allowance for doubtful accounts is the Company's best estimate of the amount of probable losses in its existing accounts receivable based on historical losses and current economic conditions. Account balances are charged against the allowance when the Company believes it is probable the receivable will not be recovered. The Company does not have any off-balance sheet credit exposure related to its customers.
Inventories
The Company states inventories at the lower of cost or market value. The Company determines cost by average costing or the first-in, first-out method.
Advertising
Advertising costs, which are recorded predominately in selling, general and administrative expenses, consist mainly of marketing new and existing products, re-branding existing products and launching new initiatives throughout the Company.
Direct-response advertising is capitalized and amortized over its expected period of future benefit, while all other advertising costs are expensed as incurred. Direct-response advertising consists primarily of inserts that include order coupons for products offered by a division of the Company's Harland Clarke segment, which are amortized for a period up to 18 months. These costs are amortized following their distribution, and are charged to match the advertising expense with the related revenue streams.
At December 31, 2012 and 2011, the Company had prepaid advertising costs of $2.6 and $0.1, respectively, which are included in prepaid expenses and other current assets in the accompanying consolidated balance sheets. The Company's advertising expense for continuing operations was $17.3, $0.1, $21.3 and $18.3 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively.
Property, Plant and Equipment
The Company states property, plant and equipment at cost. Maintenance and repairs are charged to expense as incurred. Additions, improvements and replacements that extend the asset life are capitalized. Depreciation is provided on a straight-line basis over the estimated useful lives of such assets. The Company amortizes leasehold improvements over the shorter of the useful life of the related asset or the lease term. Certain leases also contain tenant improvement allowances, which are recorded as a leasehold improvement and deferred rent and amortized over the lease term. The Company eliminates cost and accumulated depreciation applicable to assets retired or otherwise disposed of from the accounts and reflects any gain or loss on such disposition in operating results. As further discussed below, the Company capitalizes the qualifying costs incurred during the development stage on software to be sold, leased or otherwise marketed, internally developed software and software obtained for internal use and amortizes the costs over the estimated useful life of the software. The Company capitalizes interest on qualified long-term projects and depreciates it over the life of the related asset.
The useful lives for computing depreciation are as follows:

Years
Machinery and equipment	3 - 15
Computer software and hardware	3 - 5
Leasehold improvements	1 - 20
Buildings and improvements	20 - 30
Furniture, fixtures and transportation equipment	5 - 8

Software and Other Development Costs
The Company expenses research and development expenditures as incurred, including expenditures related to the development of software products that do not qualify for capitalization. The amounts expensed for continuing operations totaled $16.5, $0.1, $15.5 and $8.7 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively, and were primarily costs incurred related to the development of software.
Software development costs incurred for sold, leased, or otherwise marketed software prior to the establishment of technological feasibility are expensed as incurred. Software development costs incurred after establishing the technological feasibility of the subject software product and before its availability for sale are capitalized and are included in other intangible assets, net on the accompanying consolidated balance sheets. Capitalized software development costs are amortized on a product-by-product basis over the estimated economic life of the product using a straight-line method with related amortization expense in cost of products sold on the accompanying consolidated statements of operations. Unamortized software development costs in excess of estimated net realizable value from a particular product are written down to their estimated net realizable value.
The Company capitalizes costs to develop or obtain computer software for internal use once the preliminary project stage has been completed, management commits to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended. Capitalized costs include only (1) external direct costs of materials and services consumed in developing or obtaining internal-use software, (2) payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-use software project and (3) interest costs incurred, when significant, while developing internal-use software. Capitalization of costs ceases when the project is substantially complete and ready for its intended use and is included in property, plant and equipment, net on the accompanying consolidated balance sheets. Capitalized costs to develop or obtain computer software for internal use are amortized over the estimated useful life using a straight-line method with related amortization expense in cost of revenues and selling, general and administrative expenses on the accompanying consolidated statements of operations.
Goodwill and Acquired Intangible Assets
Goodwill represents the excess of consideration transferred over the fair value of identifiable net assets acquired. Acquired intangibles are recorded at fair value as of the date acquired. Goodwill and other intangibles determined to have an indefinite life are not amortized, but are tested for impairment annually in the fourth quarter, or when events or changes in circumstances indicate that the assets might be impaired, such as a significant adverse change in the business climate.
The goodwill impairment test is a two-step process, which requires management to make judgments in determining what assumptions to use in the calculation. The first step of the process consists of estimating the fair value of the Company's reporting units.
The Company utilizes both the income and market approaches to estimate the fair value of the reporting units. The income approach involves discounting future estimated cash flows. The discount rate used is the value-weighted average of the reporting unit's estimated cost of equity and debt ("cost of capital") derived using, both known and estimated, customary market metrics. The Company performs sensitivity tests with respect to growth rates and discount rates used in the income approach. In applying the market approach, valuation multiples are derived from historical and projected operating data of selected guideline companies; evaluated and adjusted, if necessary, based on the strengths and weaknesses of the reporting unit relative to the selected guideline companies; and applied to the appropriate historical and/or projected operating data of the reporting unit to arrive at an indication of fair value. The Company weights the results of the income and market approaches equally, except where guideline companies are not similar enough to provide a reasonable value using the market approach. When that occurs, the market approach is weighted less than the income approach.
If the estimated fair value of a reporting unit is less than the carrying value, a second step is performed to compute the amount of the impairment by determining an "implied fair value" of goodwill. The determination of the Company's "implied fair value" requires the Company to allocate the estimated fair value of the reporting unit to the assets and liabilities of the reporting unit. Any unallocated fair value represents the "implied fair value" of goodwill, which is compared to the corresponding carrying value.
The results of the Company's annual test for 2012 indicated no goodwill impairment as the estimated fair values for each reporting unit were greater than the carrying values. The Company's step one annual impairment test for 2011 indicated goodwill impairment for the Scantron reporting unit as the estimated fair value for the Scantron reporting unit was less than its carrying value. The Company performed the second step of the test to determine the "implied fair value" of goodwill for the Scantron reporting unit, resulting in a non-cash impairment charge of $102.2 (see Notes 7 and 13 regarding the non-cash goodwill impairment charge recorded in 2011). No goodwill impairment was indicated for the Company's other two reporting units as a result of the 2011 test. The results of the Company's annual test for 2010 indicated no goodwill impairment as the estimated fair values for each reporting unit were greater than the carrying values.
The Company measures impairment of its indefinite-lived tradename based on the relief-from-royalty-method. Under the relief-from-royalty method of the income approach, the value of an intangible asset is determined by quantifying the cost savings a company obtains by owning, as opposed to licensing, the intangible asset. Assumptions about royalty rates are based on the rates at which similar tradenames are licensed in the marketplace. The Company also re-evaluates the useful life of this asset to determine whether events and circumstances continue to support an indefinite useful life.
In 2011, an impairment charge was recorded and the useful life for the Scantron reporting unit tradename was reclassified from an indefinite life to a definite life of 15 years (see Notes 7 and 13).
The annual impairment evaluations for goodwill and the indefinite-lived intangible asset involve significant estimates made by management. The discounted cash flow analyses require various judgmental assumptions about sales, operating margins, growth rates and discount rates. Assumptions about sales, operating margins and growth rates are based on the Company's budgets, business plans, economic projections, anticipated future cash flows and marketplace data. Changes in estimates could have a material effect on the carrying amount of goodwill and indefinite-lived intangible assets in future periods.
Intangible assets that are deemed to have a finite life are amortized over their estimated useful life generally using accelerated methods that are based on expected cash flows. They are also evaluated for impairment as discussed below in "Long-Lived Assets."
Costs to renew or extend the term of a recognized intangible asset are expensed as incurred and are not significant.
Long-Lived Assets
When events or changes in circumstances indicate that the carrying amount of a long-lived asset other than goodwill and indefinite-lived intangible assets may not be recoverable, the Company assesses the recoverability of such asset based on estimates of future undiscounted cash flows compared to net book value. If the future undiscounted cash flow estimates are less than net book value, net book value would then be reduced to estimated fair value, which generally approximates discounted cash flows. The Company also evaluates the amortization periods of assets to determine whether events or circumstances warrant revised estimates of useful lives. Assets held for sale are carried at the lower of carrying amount or fair value, less estimated costs to sell such assets.
Income and Other Taxes
The Company computes income taxes under the liability method. Under the liability method, the Company generally determines deferred income taxes based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The Company records net deferred tax assets when it is more likely than not that it will realize the tax benefits.
As part of the process of preparing its consolidated financial statements, the Company is required to calculate the amount of income tax in each jurisdiction in which it operates. On a regular basis, the amount of taxable income is reviewed by various federal, state and foreign taxing authorities. As such, the Company routinely provides reserves for unrecognized tax benefits for items that it believes could be challenged by these taxing authorities.
The Company records any tax assessed by a governmental authority that is both imposed on and concurrent with a specific revenue-producing transaction between a seller and a customer, which may include, but is not limited to, sales, use, value added, and excise taxes, on a net basis in the accompanying consolidated statements of operations.
Pensions and Other Postretirement Benefits
The Company has defined benefit postretirement plans and defined contribution 401(k) plans, which cover certain current and former employees of the Company who meet eligibility requirements.
The Company recognizes in its balance sheet the funded status of its defined benefit postretirement benefit plans, measured as the difference between the fair value of the plan assets and the benefit obligation and recognizes changes in the funded status of a defined benefit postretirement benefit plan within accumulated other comprehensive income (loss), net of tax, to the extent such changes are not recognized in earnings as components of periodic net benefit cost (see Note 10).
Translation of Foreign Currencies
The functional currency for each of the Company's foreign subsidiaries is its local currency. The Company translates all assets and liabilities denominated in foreign functional currencies into United States dollars at rates of exchange in effect at the balance sheet date and statement of operations items at the average rates of exchange prevailing during the period. The Company records translation gains and losses as a component of accumulated other comprehensive income (loss) in the stockholder's equity section of the Company's balance sheets. Gains and losses resulting from transactions in other than functional currencies are reflected in operating results, except for transactions of a long-term nature. The Company considers undistributed earnings of certain foreign subsidiaries to be permanently invested. As a result, no income taxes have been provided on these undistributed earnings or on the foreign currency translation adjustments recorded as a part of other comprehensive income (loss).
Self-Insurance
The Company is self-insured for certain workers' compensation and group medical costs subject to stop-loss limits. Provisions for losses expected under these programs are recorded based on the Company's estimates of the aggregate liabilities for the claims incurred. Payments for estimated claims beyond one year have been discounted. As of December 31, 2012 and 2011, the combined liabilities for self-insured workers' compensation and group medical were $10.0 and $9.5, respectively.
Derivative Financial Instruments
The Company uses derivative financial instruments to manage interest rate risk related to a portion of its long-term debt. The Company recognizes all derivatives at fair value as either assets or liabilities in the consolidated balance sheets and changes in the fair values of such instruments are recognized in earnings unless specific hedge accounting criteria are met. If specific cash flow hedge accounting criteria are met, the Company recognizes the changes in fair value of these instruments in other comprehensive income (loss) until the underlying debt instrument being hedged is settled or the Company determines that the specific hedge accounting criteria are no longer met.
On the date the interest rate derivative contract is entered into, the Company designates the derivative as either a fair value hedge or a cash flow hedge. The Company formally documents the relationship between hedging instruments and the hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. The Company links all hedges that are designated as fair value hedges to specific assets or liabilities on the balance sheet or to specific firm commitments. The Company links all hedges that are designated as cash flow hedges to forecasted transactions or to liabilities on the balance sheet. The Company also assesses, both at the inception of the hedge and on an on-going basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. No components of the hedging instruments are excluded from the assessment of hedge effectiveness. If an existing derivative were to become not highly effective as a hedge, the Company would discontinue hedge accounting prospectively.
Deferred Financing Fees
Deferred financing fees are being amortized to interest expense using the effective interest method over the term of the respective financing agreements. Unamortized balances are reflected in other assets in the accompanying consolidated balance sheets and were $11.7 and $0.1 as of December 31, 2012 and 2011, respectively. As part of the accounting required in connection with the MacAndrews Acquisition (see Note 3), unamortized balances were recorded at $0.0 in December 2011 in accordance with applicable accounting guidance.
Restructuring Charges
The Company has restructuring costs related primarily to facility consolidations and workforce rationalization. The costs primarily consist of employee termination benefits which are accrued when it is probable that a liability has been incurred and the amount of the liability is reasonably estimable. In addition to employee termination benefits and facility closure costs, other restructuring costs include, but are not limited to, equipment moves, training and travel, which are expensed as incurred. Additional restructuring charges related to the Company's existing operations will be incurred as the Company completes its restructuring plans.
Fair Value Measurements
The Company measures fair value using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions (see Note 13).
Reclassifications
Certain amounts in previously issued financial statements have been reclassified to conform with the presentation in the consolidated balance sheet for 2012. These reclassifications had no effect on previously reported net income. Prior period amounts have been reclassified in Notes 7, 15 and 19 in accordance with applicable accounting guidance to reflect the business segment changes described in Note 1 above. Prior period deferred revenues have been reclassified between current and non-current based on further review of fair value adjustments related to the MacAndrews Acquisition.
Recently Adopted Accounting Guidance
Effective January 1, 2012, the Company adopted amended guidance related to the requirement for an annual goodwill impairment test. The amendment provides entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary. This amendment affects testing steps only, and therefore adoption did not affect the Company's consolidated financial position, results of operations or cash flows.
Effective January 1, 2012, the Company adopted amended guidance related to the presentation of comprehensive income. The amendment requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two separate but consecutive statements. It eliminates the option to report other comprehensive income and its components as part of the statement of changes in shareholder's equity. This amendment affects presentation and disclosure only, and therefore adoption did not affect the Company's consolidated financial position, results of operations or cash flows.
Effective January 1, 2012, the Company adopted amended guidance related to fair value measurement. The guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between United States generally accepted accounting principles and International Financial Reporting Standards. The adoption of this amended guidance did not have a material effect on the Company's consolidated financial position, results of operations, cash flows or related disclosures.
New Accounting Guidance
In July 2012, the Financial Accounting Standards Board amended its guidance related to the testing of indefinite-lived intangible assets for impairment. Under this standard, entities testing indefinite-lived intangible assets for impairment now have an option of performing a qualitative assessment to determine whether further impairment testing is necessary. If an entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is more-likely-than-not less than the carrying amount, the existing quantitative impairment test is required. Otherwise, no further impairment testing is required. For the Company, this amended guidance is effective beginning January 1, 2013, with early adoption permitted under certain conditions. As this amendment affects testing steps only, the adoption of this standard will not have a material impact on the Company's consolidated results of operations or financial condition.